Revenues	12 Months Ended
Mar. 31, 2026
Revenues [Abstract]
Revenues

2. Revenues

The Company’s revenue is primarily from providing a wide variety of cleaning services, including facilities services, stewarding services, cleaning services to individual customers and other service revenues. The Company also sells or lease cleaning robots. Revenue from services is recognized as the services are provided. Service revenue is recognized based on the time incurred by our staff in performing cleaning services and is billed on a monthly basis. The Company offers no discounts, rebates, rights of return, or other allowances to clients which would result in the establishment of reserves against service revenue. Additionally, to date, the Company has not incurred incremental costs in obtaining a client contracts.

Substantially all of our revenue is derived from our operations in Singapore.

Disaggregation of Revenue

The following table presents a disaggregation of our revenue by major category

	For the Years Ended March 31,
Revenue by service line	2026	2025
Facilities cleaning services	$63,940	$58,594
Stewarding services	6,242	8,354
Cleaning services for commercial office tenants	7,563	7,089
Total service revenues from Singapore	77,745	74,037
Sales of products	252	312
Lease of cleaning robots	12	-
	$78,009	$74,349

	For the Years Ended March 31,
Revenue by customer category	2026	2025
Facilities cleaning services
Conservancy common areas	$12,825	$12,764
Commercial	8,474	8,527
Institutional	18,599	15,976
Multi-family residential	6,942	4,835
Hotel	3,304	4,175
Asian Aviation hub	12,692	11,522
Industrial	1,009	540
Others	95	255
	63,940	58,594
Stewarding services	6,242	8,354
Cleaning services for commercial office tenants	7,563	7,089
Total service revenues from Singapore	77,745	74,037
Sales of products	252	312
Lease of cleaning robots	12	-
	$78,009	$74,349